Restricted cash (Table) (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
Retention accounts		$ 15,624	$ 20,724
Restricted bank deposits/Drydock reserves		1,402	2,009
Cash collateral	[1]	33,494	32,850
Total Current Restricted Cash		50,520	55,583
Cash collateral and other instruments	[1]	113,588	47,755
Guarantee deposits		12	11
Restricted bank deposits/Drydock reserves			2,900
Total Non - Current Restricted Cash and other instruments		113,600	50,666
Total Current and Non - Current Restricted Cash and other instruments		$ 164,120	$ 106,249

[1]	Cash received in advance from charterers is held as cash collateral and other instruments with maturities exceeding three months see Note 2(e). For the years ended December 31, 2025, and 2024, instruments with maturities over three months were $98,656 and $nil, respectively.